Risk Management (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Risk Management [Line Items]
Cash and cash equivalents (in Rand)	R 459.5	R 965.8
Short term deposits (in Rand)	R 485.7
Exchange rate, percentage	10.00%
Factor interest rate	1.00%
Euro Interbank [Member]
Risk Management [Line Items]
S.A attracts interest rate	3.00%
Johannesburg Interbank [Member]
Risk Management [Line Items]
S.A attracts interest rate	2.05%
First National Bank [Member]
Risk Management [Line Items]
S.A attracts interest rate	1.15%